Basis of Presentation and Significant Accounting Policies - Schedule of Translation of Amounts from HKD into USD (Details) - Hong Kong, Dollars	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Balance Sheet [Member]
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	7.7836	7.7863
Statement of Operations and Cash Flow [Member]
Schedule of Translation of Amounts from HKD into USD [Line Items]
Translation exchange rates	7.7953	7.813	7.833